Cover	Sep. 25, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 25, 2026
Entity Registrant Name	Stonepeak-Plus Infrastructure Fund LP
Entity Incorporation, State or Country Code	DE
Securities Act File Number	000-56711
Entity Tax Identification Number	33-1582934
Entity Address, Address Line One	55 Hudson Yards
Entity Address, Address Line Two	550 W 34th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	907-5100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002045458